INCOME TAXES - Schedule of Deferred Tax Recognized In Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Pension and postretirement benefits	$ (4,527)	$ (3,549)	$ (4,847)
Derivatives	(578)	(5,213)	(10,598)
Equity method investments	0	138	(138)
Total deferred tax expense recognized in other comprehensive income (loss)	$ (5,105)	$ (8,624)	$ (15,583)